Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	001-34502
Entity Registrant Name	Future FinTech Group Inc.
Entity Central Index Key	0001066923
Entity Tax Identification Number	98-0222013
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	02B-03A, 23/F, Sino Plaza,
Entity Address, Address Line Two	255-257 Gloucester Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	21141970
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FTFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false